Note 7 - Goodwill and Other Intangible Assets - Annual Amortization Expense (Details)	Dec. 31, 2016 USD ($)
2017	$ 852,000
2018	852,000
2019	852,000
2020	852,000
2021	852,000
Thereafter	$ 3,580,000